Business Combination and Reverse Recapitalization - Earn-out Liability (Details) - USD ($)		12 Months Ended
	Jan. 02, 2025	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026	Dec. 31, 2025	Mar. 31, 2025
Business Combination and Reverse Recapitalization
Contingent consideration liability						$ 30,000
Forecast
Business Combination and Reverse Recapitalization
Milestone achievement revenue equals or exceed		$ 500,000,000	$ 300,000,000	$ 150,000,000	$ 75,000,000
EBITDA equals or exceeds		$ 200,000,000	$ 120,000,000	$ 60,000,000	$ 20,000,000
Mars
Business Combination and Reverse Recapitalization
Maximum percentage of common stock	10.00%
Earnout period	3 years